Note 14 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 14 - RELATED PARTY TRANSACTIONS

Directors, executive officers and their affiliates are customers of and have banking transactions with the Bank in the ordinary course of business.  A summary of loan transactions with directors and executive officers, including their affiliates, is as follows:

(Dollars in thousands)	December 31,
	2012	2011
Balance, beginning of year	$1,050	$2,147
New loans	736	11
Departure of related party	-	(543)
Repayments	(406)	(565)
Balance, end of year	$1,380	$1,050

Deposits by directors and executive officers, including their affiliates, at December 31, 2012 and 2011 totaled $710,000 and $500,000, respectively.